RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	2022	2023	2024
	S$	S$	S$

Transactions with related parties:

Research income from associate	207,206	183,518	115,277
Purchase from associate	7,360	647	3,407
Service fee paid to directors	11,268	3,529	-
Amount due to a director	1,265	-	-

Balances with related parties:

Other receivable from associate	-	4,739	-

SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL

The remuneration of directors and key management personnel during the year were as follows:

	2022	2023	2024
	S$	S$	S$

Wages and salaries	290,070	410,699	470,850
Defined contribution plans	39,122	46,762	51,845
Other short-term benefits	3,414	7,028	9,906
Total	332,606	464,489	532,601

Analyzed by:
Directors of the Company	-	233,282	344,701
Other key management personnel	332,606	231,207	187,900
Total	332,606	464,489	532,601